Stock-Based Compensation - Restricted Stock - Additional information (Details) - Blade Urban Air Mobility [Member] - shares		6 Months Ended
	Dec. 14, 2020	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares granted		1,085,840
Restricted Stock | 2015 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares granted	1,015,840
Restricted Stock | Outside the 2015 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares granted	70,000